Party-In-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest and Related Party Transactions	Party-In-Interest and Related Party Transactions
Certain Plan investments are sponsored by Empower; therefore, transactions in those certain investments qualify as party-in-interest transactions. The WSFS Common Stock Fund holds shares of common stock of the Company, the parent of the Plan sponsor; therefore, transactions in the WSFS Common Stock Fund qualify as party-in-interest transactions.